Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Rights-of-Use Assets and Lease Liabilities

The Company’s rights-of-use assets and lease liabilities recognized in the Consolidated Balances Sheets consist of the following:

	As of March 31,
	2024	2025
	USD	USD
Rights-of-use assets – operating lease	85,221	983,097
Operating lease liabilities – current	88,139	405,146
Operating lease liabilities – non-current	—	615,366
	88,139	1,020,512

Schedule of Lease Cost

The component of lease expenses are as follows:

	As of March 31,
	2023	2024	2025
	USD	USD	USD
Operating lease expense	311,708	374,956	454,275

Other information about the Company’s leases is as follows:

	As of March 31,
	2023	2024	2025
	USD	USD	USD
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows used in operating leases	304,419	379,510	414,715
Right-of-use assets obtained in exchange for new operating lease liabilities	710,437	-	1,338,939
Weighted-average remaining lease term	1.1 years	0.58 years	3.31 years
Weighted-average discount rate	4.26%	4.26%	8.49%

Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2024:

Total
USD
Years ending March 31,
2025	89,451
2026	—
2027	—
2028	—
2029 and thereafter	—
Total undiscounted lease payments	89,451
Less: imputed interest	(1,312)
Lease liabilities recognized in the Consolidated Balance Sheet	88,139

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2025:

Total
USD
Years ending March 31,
2026	478,262
2027	239,349
2028	209,185
2029	209,185
2030 and thereafter	52,296
Total undiscounted lease payments	1,188,277
Less: imputed interest	(167,765)
Lease liabilities recognized in the Consolidated Balance Sheet	1,020,512